SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Assets Measured at Fair Value on Recurring Basis) (Details) - Available-for-sale securities [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Available-for-sale securities	$ 51,639	$ 56,027
Fair Value Inputs Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Available-for-sale securities	51,639	56,027
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Available-for-sale securities
Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Available-for-sale securities